Consolidated statements of financial position (Details 4) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of financial position
Depreciation expense of right-of-use-assets	€ 371,551	€ 362,137	€ 265,957
Interest expense on lease liabilities	14,055	7,311	12,765
Rental expense from leases	6,261	6,275	70,451
Short-term leases (included in administrative expenses)	0	937	65,348
Lease of low value assets (included in administrative expenses)	6,261	5,338	5,103
Total amounts recognized in profit or loss	€ 391,867	€ 375,723	€ 349,173